Income Taxes - Schedule of Deferred Tax Assets (Liabilities), Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carrying forward	$ 21,592,465	$ 6,441,582	$ 1,192,182
Inventory provision	11,062,543	2,112,353
Impairment of property and equipment	13,802,454	4,644,911
Others	2,134,690
Total deferred tax assets	48,592,152	13,198,846	1,192,182
Valuation allowance	(48,592,152)	(11,086,493)	(1,192,182)	$ (53,463)
Total deferred tax assets, net		$ 2,112,353